Net financial result (Tables)	9 Months Ended
Sep. 30, 2022
Net financial result [Abstract]
Schedule of net financial result
	For the nine-month period ended September 30,
	2022	2021

Financial revenues
Cash and cash equivalents interest	108	57
Monetary correction (assets)	100	77
Other financial revenues	9	6
Total financial revenues	217	140
Financial expenses
Cost of debt	(583)	(319)
Cost and discount of receivables	(70)	(30)
Monetary correction (liabilities)	(274)	(11)
Interest on leasing liabilities	(333)	(210)
Other financial expenses	(27)	(13)
Total financial expenses	(1,287)	(583)
Total	(1,070)	(443)